Document and Entity Information	Nov. 12, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000728387
Document Type	8-K
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	Perspective Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33407
Entity Tax Identification Number	41-1458152
Entity Address, Address Line One	2401 Elliott Avenue
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	(206)
Local Phone Number	676-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	CATX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false